Shareholder Report				12 Months Ended
	Nov. 01, 2021	Nov. 29, 2017	Nov. 20, 2017	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type				N-CSR
Amendment Flag				false
Registrant Name				Forum Funds
Entity Central Index Key				0000315774
Entity Investment Company Type				N-1A
Document Period End Date				Jun. 30, 2024
C000012489
Shareholder Report [Line Items]
Fund Name				DF Dent Premier Growth Fund
Trading Symbol				DFDPX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Dent Premier Growth Fund	$107	0.99%

Expenses Paid, Amount				$ 107
Expense Ratio, Percent				0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 2023 to June 2024, the DF Dent Premier Growth Fund underperformed its benchmark, the S&P 500. This underperformance was influenced by both sector allocation and stock selection. Notably, the Consumer Discretionary sector contributed positively to the portfolio's performance while the Health Care sector and Information Technology sector detracted significantly from performance.

The Fund experienced fluctuating performance relative to the S&P 500, starting with a decline in the third quarter of 2023, followed by a gain in the fourth quarter of 2023, and then facing consecutive declines in the first and second quarters of 2024. Initially, the underperformance in the third quarter of 2023 was driven by negative stock selection and sector allocation effects, but the Fund rebounded in the fourth quarter with positive contributions from both stock selection and sector allocation. However, this recovery was short-lived as both stock selection and sector allocation continued to detract from performance in 2024.

The Communication Services sector and Information Technology sector were the largest contributors to the benchmark’s return. In the Fund, the Communication Services sector underperformed driven by a negative sector allocation impact partially offset by positive stock selection in the sector. Similarly, the Information Technology sector also underperformed in the portfolio, where both sector allocation and stock selection negatively impacted the performance. Despite all sectors contributing positively to the benchmark's performance, Real Estate and Utilities were the relative laggards.

Top Contributors

  Amazon.com, Inc.

  TransDigm Group, Inc.

  Guidewire Software, Inc.

  Alphabet, Inc., Class C

  Microsoft Corp.

Top Detractors

  Dollar General Corp.

  Illumina, Inc.

  Bio-Techne Corp.

  SiteOne Landscape Supply, Inc.

  CoStar Group, Inc.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	DF Dent Premier Growth Fund	S&P 500® Index
6/30/14	$10,000	$10,000
9/30/14	$9,840	$10,113
12/31/14	$10,527	$10,612
3/31/15	$10,604	$10,712
6/30/15	$10,822	$10,742
9/30/15	$10,218	$10,051
12/31/15	$10,689	$10,758
3/31/16	$10,442	$10,903
6/30/16	$10,598	$11,171
9/30/16	$11,184	$11,602
12/31/16	$10,949	$12,045
3/31/17	$11,787	$12,776
6/30/17	$12,784	$13,170
9/30/17	$13,595	$13,760
12/31/17	$14,435	$14,675
3/31/18	$15,270	$14,563
6/30/18	$15,976	$15,064
9/30/18	$17,284	$16,225
12/31/18	$14,703	$14,031
3/31/19	$17,621	$15,946
6/30/19	$19,354	$16,633
9/30/19	$19,592	$16,915
12/31/19	$21,011	$18,449
3/31/20	$17,809	$14,834
6/30/20	$22,609	$17,881
9/30/20	$24,096	$19,478
12/31/20	$26,962	$21,844
3/31/21	$26,861	$23,193
6/30/21	$29,609	$25,175
9/30/21	$29,799	$25,322
12/31/21	$31,579	$28,114
3/31/22	$28,174	$26,821
6/30/22	$22,785	$22,503
9/30/22	$21,364	$21,404
12/31/22	$22,721	$23,023
3/31/23	$24,462	$24,749
6/30/23	$26,267	$26,912
9/30/23	$24,872	$26,031
12/31/23	$28,269	$29,075
3/31/24	$30,919	$32,144
6/30/24	$30,436	$33,521

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
DF Dent Premier Growth Fund	15.87%	9.48%	11.77%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet				$ 231,393,659
Holdings Count | Holding				42
Advisory Fees Paid, Amount				$ 1,983,017
InvestmentCompanyPortfolioTurnover				19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$231,393,659
# of Portfolio Holdings	42
Portfolio Turnover Rate	19%
Investment Advisory Fees (Net of fees waived)	$1,983,017

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	20.8%
Information Technology	19.9%
Health Care	18.6%
Financials	18.5%
Materials	6.9%
Consumer Discretionary	6.2%
Real Estate	4.6%
Communication Services	4.5%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)*

Amazon.com, Inc.	5.31%
Alphabet, Inc., Class C	4.46%
Mastercard, Inc., Class A	4.26%
Microsoft Corp.	4.19%
Visa, Inc., Class A	4.19%
S&P Global, Inc.	4.00%
HEICO Corp., Class A	3.89%
Danaher Corp.	3.47%
TransDigm Group, Inc.	3.40%
Guidewire Software, Inc.	3.35%

* excluding cash equivalents

C000102025
Shareholder Report [Line Items]
Fund Name				DF Dent Midcap Growth Fund
Class Name				Investor
Trading Symbol				DFDMX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$92	0.88%

Expenses Paid, Amount				$ 92
Expense Ratio, Percent				0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 2023 to June 2024, the DF Dent Midcap Growth Fund underperformed both of its benchmarks, the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was primarily driven by a negative sector allocation effect and to a lesser extent, a negative stock selection effect. Notably, the Information Technology sector and Materials sector positively contributed to the portfolio's performance. This was offset by performance in the Consumer Discretionary sector, Financials sector, and Health Care sector.

Energy was the top performing sector for the Russell 2500 benchmark. The Fund's lack of exposure to the Energy sector, resulted in a negative total effect on the portfolio. The sectors that detracted most from the benchmark's performance were Communication Services and Health Care. In contrast, the Fund's allocation to Communication Services positively contributed to the portfolio, unlike the Fund's exposure to the Health Care sector, a laggard in the benchmark, which adversely affected its performance, both with negative allocation and stock selection effects.

The underperformance relative to the Russell Midcap Growth Index was primarily driven by both stock selection and sector allocation. The largest detractors from performance were the Financials sector and Consumer Discretionary sector.

Utilities and Financials were the top performing sectors of the Russell Midcap Growth Index. The Fund's lack of exposure to the Utilities sector was a minor detractor, while stock selection in the Financials sector had a more significant impact on performance. Consumer Staples and Health Care sectors were the worst performing sectors for the benchmark. While the Fund had positive returns in Consumer Staples, both Consumer Staples and Health Care also detracted from the Fund’s performance.

Top Contributors

  Guidewire Software, Inc.

  TransDigm Group, Inc.

  Crowdstrike Holdings, Inc. Class A

  Ecolab, Inc.

  Veralto Corp.

Top Detractors

  Illumina, Inc.

  WNS Holdings, Ltd.

  Chewy, Inc.

  Endava PLC, ADR

  WillScot Mobile Mini Holdings Corp.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Shares	Russell 2500 Index	Russell Midcap Growth Index
6/30/14	$10,000	$10,000	$10,000
9/30/14	$9,690	$9,465	$9,927
12/31/14	$10,348	$10,106	$10,507
3/31/15	$10,565	$10,628	$11,072
6/30/15	$10,997	$10,592	$10,945
9/30/15	$10,118	$9,501	$10,071
12/31/15	$10,430	$9,813	$10,486
3/31/16	$10,409	$9,851	$10,546
6/30/16	$10,723	$10,203	$10,711
9/30/16	$11,176	$10,873	$11,203
12/31/16	$10,872	$11,539	$11,254
3/31/17	$11,605	$11,972	$12,030
6/30/17	$12,625	$12,228	$12,537
9/30/17	$13,351	$12,807	$13,199
12/31/17	$14,266	$13,478	$14,098
3/31/18	$15,016	$13,446	$14,404
6/30/18	$15,555	$14,214	$14,859
9/30/18	$16,710	$14,881	$15,985
12/31/18	$14,240	$12,130	$13,428
3/31/19	$16,963	$14,049	$16,063
6/30/19	$18,708	$14,465	$16,930
9/30/19	$18,875	$14,280	$16,816
12/31/19	$19,955	$15,498	$18,191
3/31/20	$16,996	$10,892	$14,545
6/30/20	$21,540	$13,785	$18,947
9/30/20	$22,549	$14,596	$20,723
12/31/20	$26,026	$18,597	$24,664
3/31/21	$25,674	$20,630	$24,525
6/30/21	$27,858	$21,752	$27,240
9/30/21	$28,056	$21,169	$27,033
12/31/21	$29,228	$21,978	$27,804
3/31/22	$25,276	$20,700	$24,306
6/30/22	$20,345	$17,185	$19,184
9/30/22	$18,987	$16,701	$19,059
12/31/22	$20,307	$17,941	$20,374
3/31/23	$22,056	$18,549	$22,236
6/30/23	$23,384	$19,519	$23,622
9/30/23	$22,026	$18,585	$22,388
12/31/23	$24,960	$21,067	$25,644
3/31/24	$26,860	$22,525	$28,080
6/30/24	$25,141	$21,562	$27,178

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Shares	7.51%	6.09%	9.66%
Russell 2500 Index	10.47%	8.31%	7.99%
Russell Midcap Growth Index	15.05%	9.93%	10.51%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell Midcap Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet				$ 529,121,259
Holdings Count | Holding				40
Advisory Fees Paid, Amount				$ 4,011,586
InvestmentCompanyPortfolioTurnover				29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$529,121,259
# of Portfolio Holdings	40
Portfolio Turnover Rate	29%
Investment Advisory Fees (Net of fees waived)	$4,011,586

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	29.7%
Health Care	20.2%
Information Technology	13.8%
Financials	12.7%
Materials	10.4%
Real Estate	7.6%
Consumer Discretionary	4.1%
Consumer Staples	1.5%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)*

CBRE Group, Inc., Class A	5.55%
Ecolab, Inc.	5.55%
Veralto Corp.	4.90%
Vulcan Materials Co.	4.87%
HEICO Corp., Class A	4.52%
Veeva Systems, Inc., Class A	4.36%
Guidewire Software, Inc.	4.27%
Bio-Techne Corp.	4.15%
Markel Group, Inc.	3.99%
Old Dominion Freight Line, Inc.	3.61%

* excluding cash equivalents

C000195205
Shareholder Report [Line Items]
Fund Name				DF Dent Midcap Growth Fund
Class Name				Institutional
Trading Symbol				DFMGX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.84%

Expenses Paid, Amount				$ 88
Expense Ratio, Percent				0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 2023 to June 2024, the DF Dent Midcap Growth Fund underperformed both of its benchmarks, the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was primarily driven by a negative sector allocation effect and to a lesser extent, a negative stock selection effect. Notably, the Information Technology sector and Materials sector positively contributed to the portfolio's performance. This was offset by performance in the Consumer Discretionary sector, Financials sector, and Health Care sector.

Energy was the top performing sector for the Russell 2500 benchmark. The Fund's lack of exposure to the Energy sector, resulted in a negative total effect on the portfolio. The sectors that detracted most from the benchmark's performance were Communication Services and Health Care. In contrast, the Fund's allocation to Communication Services positively contributed to the portfolio, unlike the Fund's exposure to the Health Care sector, a laggard in the benchmark, which adversely affected its performance, both with negative allocation and stock selection effects.

The underperformance relative to the Russell Midcap Growth Index was primarily driven by both stock selection and sector allocation. The largest detractors from performance were the Financials sector and Consumer Discretionary sector.

Utilities and Financials were the top performing sectors of the Russell Midcap Growth Index. The Fund's lack of exposure to the Utilities sector was a minor detractor, while stock selection in the Financials sector had a more significant impact on performance. Consumer Staples and Health Care sectors were the worst performing sectors for the benchmark. While the Fund had positive returns in Consumer Staples, both Consumer Staples and Health Care also detracted from the Fund’s performance.

Top Contributors

  Guidewire Software, Inc.

  TransDigm Group, Inc.

  Crowdstrike Holdings, Inc. Class A

  Ecolab, Inc.

  Veralto Corp.

Top Detractors

  Illumina, Inc.

  WNS Holdings, Ltd.

  Chewy, Inc.

  Endava PLC, ADR

  WillScot Mobile Mini Holdings Corp.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Shares Footnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
6/30/14	$500,000	$500,000	$500,000
9/30/14	$484,476	$473,273	$496,355
12/31/14	$517,412	$505,299	$525,332
3/31/15	$528,226	$531,415	$553,584
6/30/15	$549,855	$529,597	$547,270
9/30/15	$505,921	$475,066	$503,545
12/31/15	$521,496	$490,637	$524,282
3/31/16	$520,449	$492,565	$527,317
6/30/16	$536,147	$510,161	$535,557
9/30/16	$558,820	$543,642	$560,149
12/31/16	$543,601	$576,936	$562,704
3/31/17	$580,260	$598,606	$601,498
6/30/17	$631,234	$611,383	$626,852
9/30/17	$667,544	$640,373	$659,968
12/31/17	$713,311	$673,921	$704,886
3/31/18	$750,780	$672,310	$720,214
6/30/18	$778,094	$710,691	$742,954
9/30/18	$836,223	$744,068	$799,230
12/31/18	$712,677	$606,516	$671,401
3/31/19	$849,201	$702,452	$803,136
6/30/19	$937,199	$723,251	$846,520
9/30/19	$945,528	$713,976	$840,819
12/31/19	$1,000,248	$774,922	$909,544
3/31/20	$852,293	$544,601	$727,272
6/30/20	$1,080,253	$689,273	$947,351
9/30/20	$1,131,398	$729,819	$1,036,152
12/31/20	$1,305,985	$929,855	$1,233,219
3/31/21	$1,288,396	$1,031,477	$1,226,249
6/30/21	$1,397,961	$1,087,612	$1,362,020
9/30/21	$1,408,221	$1,058,445	$1,351,670
12/31/21	$1,466,786	$1,098,921	$1,390,186
3/31/22	$1,268,500	$1,034,997	$1,215,296
6/30/22	$1,021,209	$859,244	$959,212
9/30/22	$952,977	$835,034	$952,948
12/31/22	$1,019,324	$897,057	$1,018,715
3/31/23	$1,107,158	$927,470	$1,111,784
6/30/23	$1,173,881	$975,930	$1,181,096
9/30/23	$1,105,650	$929,260	$1,119,396
12/31/23	$1,253,422	$1,053,354	$1,282,225
3/31/24	$1,348,795	$1,126,241	$1,403,992
6/30/24	$1,262,846	$1,078,098	$1,358,877

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Shares Footnote Reference1	7.58%	6.15%	9.71%
Russell 2500 Index	10.47%	8.31%	7.99%
Russell Midcap Growth Index	15.05%	9.93%	10.51%

Performance Inception Date		Nov. 29, 2017
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell Midcap Growth Index as a secondary benchmark
AssetsNet				$ 529,121,259
Holdings Count | Holding				40
Advisory Fees Paid, Amount				$ 4,011,586
InvestmentCompanyPortfolioTurnover				29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$529,121,259
# of Portfolio Holdings	40
Portfolio Turnover Rate	29%
Investment Advisory Fees (Net of fees waived)	$4,011,586

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	29.7%
Health Care	20.2%
Information Technology	13.8%
Financials	12.7%
Materials	10.4%
Real Estate	7.6%
Consumer Discretionary	4.1%
Consumer Staples	1.5%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)*

CBRE Group, Inc., Class A	5.55%
Ecolab, Inc.	5.55%
Veralto Corp.	4.90%
Vulcan Materials Co.	4.87%
HEICO Corp., Class A	4.52%
Veeva Systems, Inc., Class A	4.36%
Guidewire Software, Inc.	4.27%
Bio-Techne Corp.	4.15%
Markel Group, Inc.	3.99%
Old Dominion Freight Line, Inc.	3.61%

* excluding cash equivalents

C000231957
Shareholder Report [Line Items]
Fund Name				DF Dent Midcap Growth Fund
Class Name				Institutional Plus
Trading Symbol				DFMLX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$82	0.78%

Expenses Paid, Amount				$ 82
Expense Ratio, Percent				0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 2023 to June 2024, the DF Dent Midcap Growth Fund underperformed both of its benchmarks, the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was primarily driven by a negative sector allocation effect and to a lesser extent, a negative stock selection effect. Notably, the Information Technology sector and Materials sector positively contributed to the portfolio's performance. This was offset by performance in the Consumer Discretionary sector, Financials sector, and Health Care sector.

Energy was the top performing sector for the Russell 2500 benchmark. The Fund's lack of exposure to the Energy sector, resulted in a negative total effect on the portfolio. The sectors that detracted most from the benchmark's performance were Communication Services and Health Care. In contrast, the Fund's allocation to Communication Services positively contributed to the portfolio, unlike the Fund's exposure to the Health Care sector, a laggard in the benchmark, which adversely affected its performance, both with negative allocation and stock selection effects.

The underperformance relative to the Russell Midcap Growth Index was primarily driven by both stock selection and sector allocation. The largest detractors from performance were the Financials sector and Consumer Discretionary sector.

Utilities and Financials were the top performing sectors of the Russell Midcap Growth Index. The Fund's lack of exposure to the Utilities sector was a minor detractor, while stock selection in the Financials sector had a more significant impact on performance. Consumer Staples and Health Care sectors were the worst performing sectors for the benchmark. While the Fund had positive returns in Consumer Staples, both Consumer Staples and Health Care also detracted from the Fund’s performance.

Top Contributors

  Guidewire Software, Inc.

  TransDigm Group, Inc.

  Crowdstrike Holdings, Inc. Class A

  Ecolab, Inc.

  Veralto Corp.

Top Detractors

  Illumina, Inc.

  WNS Holdings, Ltd.

  Chewy, Inc.

  Endava PLC, ADR

  WillScot Mobile Mini Holdings Corp.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Plus Shares Footnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
6/30/14	$100,000,000	$100,000,000	$100,000,000
9/30/14	$96,895,213	$94,654,633	$99,271,054
12/31/14	$103,482,310	$101,059,741	$105,066,302
3/31/15	$105,645,233	$106,282,925	$110,716,756
6/30/15	$109,971,077	$105,919,445	$109,453,912
9/30/15	$101,184,205	$95,013,201	$100,709,043
12/31/15	$104,299,185	$98,127,341	$104,856,325
3/31/16	$104,089,889	$98,512,924	$105,463,366
6/30/16	$107,229,329	$102,032,296	$107,111,332
9/30/16	$111,764,076	$108,728,434	$112,029,854
12/31/16	$108,720,272	$115,387,119	$112,540,863
3/31/17	$116,052,082	$119,721,250	$120,299,540
6/30/17	$126,246,790	$122,276,662	$125,370,320
9/30/17	$133,508,773	$128,074,538	$131,993,532
12/31/17	$142,662,156	$134,784,184	$140,977,236
3/31/18	$150,155,946	$134,462,025	$144,042,816
6/30/18	$155,548,674	$142,138,147	$148,590,870
9/30/18	$167,104,519	$148,813,532	$159,846,001
12/31/18	$142,395,115	$121,303,187	$134,280,134
3/31/19	$169,628,362	$140,490,391	$160,627,242
6/30/19	$187,083,714	$144,650,150	$169,304,043
9/30/19	$188,749,577	$142,795,297	$168,163,752
12/31/19	$199,548,501	$154,984,343	$181,908,894
3/31/20	$169,955,992	$108,920,182	$145,454,410
6/30/20	$215,404,241	$137,854,608	$189,470,233
9/30/20	$225,487,614	$145,963,898	$207,230,402
12/31/20	$260,260,784	$185,971,020	$246,643,861
3/31/21	$256,742,756	$206,295,389	$245,249,708
6/30/21	$278,583,847	$217,522,318	$272,404,030
9/30/21	$280,562,737	$211,688,954	$270,333,922
12/31/21	$292,226,853	$219,784,122	$278,037,219
3/31/22	$252,722,529	$206,999,386	$243,059,236
6/30/22	$203,529,883	$171,848,775	$191,842,368
9/30/22	$190,011,293	$167,006,754	$190,589,675
12/31/22	$203,229,469	$179,411,494	$203,743,053
3/31/23	$220,803,636	$185,494,075	$222,356,811
6/30/23	$234,096,917	$195,186,038	$236,219,181
9/30/23	$220,503,223	$185,852,091	$223,879,139
12/31/23	$250,018,811	$210,670,842	$256,444,931
3/31/24	$269,095,044	$225,248,173	$280,798,358
6/30/24	$251,971,497	$215,619,697	$271,775,345

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Shares Footnote Reference1	7.64%	6.14%	9.68%
Russell 2500 Index	10.47%	8.31%	7.99%
Russell Midcap Growth Index	15.05%	9.93%	10.51%

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell Midcap Growth Index as a secondary benchmark
AssetsNet				$ 529,121,259
Holdings Count | Holding				40
Advisory Fees Paid, Amount				$ 4,011,586
InvestmentCompanyPortfolioTurnover				29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$529,121,259
# of Portfolio Holdings	40
Portfolio Turnover Rate	29%
Investment Advisory Fees (Net of fees waived)	$4,011,586

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	29.7%
Health Care	20.2%
Information Technology	13.8%
Financials	12.7%
Materials	10.4%
Real Estate	7.6%
Consumer Discretionary	4.1%
Consumer Staples	1.5%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)*

CBRE Group, Inc., Class A	5.55%
Ecolab, Inc.	5.55%
Veralto Corp.	4.90%
Vulcan Materials Co.	4.87%
HEICO Corp., Class A	4.52%
Veeva Systems, Inc., Class A	4.36%
Guidewire Software, Inc.	4.27%
Bio-Techne Corp.	4.15%
Markel Group, Inc.	3.99%
Old Dominion Freight Line, Inc.	3.61%

* excluding cash equivalents

C000115949
Shareholder Report [Line Items]
Fund Name				DF Dent Small Cap Growth Fund
Class Name				Investor
Trading Symbol				DFDSX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$108	1.04%

Expenses Paid, Amount				$ 108
Expense Ratio, Percent				1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 2023 to June 2024, the DF Dent Small Cap Growth Fund underperformed both of its benchmarks, the Russell 2000 Index and the Russell 2000 Growth Index.

This underperformance relative to the Russell 2000 Index was primarily driven by a negative stock selection effect. Notably, the Health Care sector positively influenced the portfolio's performance while the Industrials sector was the largest detractor from performance.

The portfolio's performance relative to the Russell 2000 Growth Index was negatively impacted by stock selection, but was partially offset by a positive sector allocation. Notably stock selection and allocation to the Health Care sector, the Financials sector, and the Materials sector contributed positively to the portfolio's performance while stock selection in both the Industrials sector and the Information Technology sector were significant detractors from performance.

Energy, Financials, and Consumer Staples were the top performing sectors in the Russell 2000 benchmark. The Fund’s lack of exposure to the Energy sector, an underweight allocation in the Financials sector, and stock selection in the Consumer Staples sector detracted from performance. The benchmark sectors that notably detracted from performance included Utilities and Health Care. In the Fund, the Utilities sector showed an unexpected positive total effect due to lack of exposure. The Fund’s stock selection in the Health Care sector contributed to performance, but was partially offset by sector allocation.

Consumer Staples, Energy, and Information Technology were the top performing sectors in the Russell 2000 Growth benchmark. The Fund’s stock selection in Consumer Staples and Information Technology were headwinds to performance in addition to being underweight to the Energy sector. The sectors that detracted most from the benchmark's performance were Utilities and Health Care. In the Fund’s portfolio, Utilities had a positive total effect benefiting from the absence of portfolio allocation in this underperforming sector. Health Care, on the other hand, contributed positively to returns both in stock selection and favorable sector allocation.

Top Contributors

  Guidewire Software, Inc.

  Hamilton Lane, Inc., Class A

  Murphy USA, Inc.

  Medpace Holdings, Inc.

  HEICO Corp., Class A

Top Detractors

  SiteOne Landscape Supply, Inc.

  Repligen Corp.

  WNS Holdings, Ltd.

  Sprout Social, Inc., Class A

  Chewy, Inc.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Shares	Russell 2000® Index	Russell 2000 Growth Index
6/30/14	$10,000	$10,000	$10,000
9/30/14	$9,595	$9,264	$9,387
12/31/14	$10,403	$10,165	$10,331
3/31/15	$10,682	$10,604	$11,016
6/30/15	$11,341	$10,649	$11,234
9/30/15	$10,069	$9,379	$9,767
12/31/15	$9,970	$9,717	$10,189
3/31/16	$9,895	$9,569	$9,711
6/30/16	$10,767	$9,932	$10,026
9/30/16	$11,479	$10,830	$10,951
12/31/16	$11,610	$11,787	$11,342
3/31/17	$11,854	$12,078	$11,948
6/30/17	$12,454	$12,375	$12,473
9/30/17	$12,988	$13,077	$13,248
12/31/17	$13,419	$13,513	$13,856
3/31/18	$13,859	$13,502	$14,174
6/30/18	$14,965	$14,549	$15,200
9/30/18	$16,277	$15,069	$16,039
12/31/18	$13,215	$12,025	$12,566
3/31/19	$15,469	$13,779	$14,721
6/30/19	$17,211	$14,067	$15,125
9/30/19	$16,627	$13,730	$14,494
12/31/19	$18,017	$15,094	$16,145
3/31/20	$14,361	$10,473	$11,986
6/30/20	$18,773	$13,135	$15,651
9/30/20	$19,958	$13,783	$16,772
12/31/20	$24,266	$18,107	$21,737
3/31/21	$24,298	$20,407	$22,797
6/30/21	$26,019	$21,283	$23,690
9/30/21	$26,280	$20,355	$22,351
12/31/21	$27,805	$20,791	$22,353
3/31/22	$23,393	$19,226	$19,530
6/30/22	$19,430	$15,920	$15,770
9/30/22	$18,608	$15,572	$15,808
12/31/22	$19,377	$16,542	$16,461
3/31/23	$21,054	$16,995	$17,461
6/30/23	$22,175	$17,879	$18,692
9/30/23	$21,470	$16,962	$17,324
12/31/23	$23,692	$19,342	$19,533
3/31/24	$25,658	$20,344	$21,014
6/30/24	$23,810	$19,677	$20,400

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Shares	7.37%	6.71%	9.06%
Russell 2000® Index	10.06%	6.94%	7.00%
Russell 2000 Growth Index	9.14%	6.17%	7.39%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell 2000 Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet				$ 196,745,691
Holdings Count | Holding				45
Advisory Fees Paid, Amount				$ 821,492
InvestmentCompanyPortfolioTurnover				30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$196,745,691
# of Portfolio Holdings	45
Portfolio Turnover Rate	30%
Investment Advisory Fees (Net of fees waived)	$821,492

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	28.2%
Information Technology	24.8%
Health Care	16.8%
Financials	13.4%
Consumer Discretionary	8.6%
Materials	4.4%
Consumer Staples	3.8%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)*

HEICO Corp., Class A	4.81%
Guidewire Software, Inc.	4.16%
Murphy USA, Inc.	4.04%
Core & Main, Inc., Class A	3.92%
Hamilton Lane, Inc., Class A	3.85%
Bio-Techne Corp.	3.64%
Appfolio, Inc.	3.41%
Novanta, Inc.	3.15%
Manhattan Associates, Inc.	3.06%
Kinsale Capital Group, Inc.	2.93%

* excluding cash equivalents

C000195206
Shareholder Report [Line Items]
Fund Name				DF Dent Small Cap Growth Fund
Class Name				Institutional
Trading Symbol				DFSGX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number				(866) 233-3368
Additional Information Website				https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$98	0.94%

Expenses Paid, Amount				$ 98
Expense Ratio, Percent				0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 2023 to June 2024, the DF Dent Small Cap Growth Fund underperformed both of its benchmarks, the Russell 2000 Index and the Russell 2000 Growth Index.

This underperformance relative to the Russell 2000 Index was primarily driven by a negative stock selection effect. Notably, the Health Care sector positively influenced the portfolio's performance while the Industrials sector was the largest detractor from performance.

The portfolio's performance relative to the Russell 2000 Growth Index was negatively impacted by stock selection, but was partially offset by a positive sector allocation. Notably stock selection and allocation to the Health Care sector, the Financials sector, and the Materials sector contributed positively to the portfolio's performance while stock selection in both the Industrials sector and the Information Technology sector were significant detractors from performance.

Energy, Financials, and Consumer Staples were the top performing sectors in the Russell 2000 benchmark. The Fund’s lack of exposure to the Energy sector, an underweight allocation in the Financials sector, and stock selection in the Consumer Staples sector detracted from performance. The benchmark sectors that notably detracted from performance included Utilities and Health Care. In the Fund, the Utilities sector showed an unexpected positive total effect due to lack of exposure. The Fund’s stock selection in the Health Care sector contributed to performance, but was partially offset by sector allocation.

Consumer Staples, Energy, and Information Technology were the top performing sectors in the Russell 2000 Growth benchmark. The Fund’s stock selection in Consumer Staples and Information Technology were headwinds to performance in addition to being underweight to the Energy sector. The sectors that detracted most from the benchmark's performance were Utilities and Health Care. In the Fund’s portfolio, Utilities had a positive total effect benefiting from the absence of portfolio allocation in this underperforming sector. Health Care, on the other hand, contributed positively to returns both in stock selection and favorable sector allocation.

Top Contributors

  Guidewire Software, Inc.

  Hamilton Lane, Inc., Class A

  Murphy USA, Inc.

  Medpace Holdings, Inc.

  HEICO Corp., Class A

Top Detractors

  SiteOne Landscape Supply, Inc.

  Repligen Corp.

  WNS Holdings, Ltd.

  Sprout Social, Inc., Class A

  Chewy, Inc.

Performance Past Does Not Indicate Future [Text]				The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Shares Footnote Reference1	Russell 2000® Index	Russell 2000 Growth Index
6/30/14	$500,000	$500,000	$500,000
9/30/14	$479,761	$463,202	$469,354
12/31/14	$520,169	$508,263	$516,565
3/31/15	$534,090	$530,196	$550,812
6/30/15	$567,036	$532,428	$561,701
9/30/15	$503,465	$468,974	$488,334
12/31/15	$498,521	$485,828	$509,428
3/31/16	$494,773	$478,450	$485,572
6/30/16	$538,346	$496,592	$501,310
9/30/16	$573,955	$541,513	$547,537
12/31/16	$580,515	$589,348	$567,086
3/31/17	$592,696	$603,881	$597,418
6/30/17	$622,683	$618,758	$623,638
9/30/17	$649,389	$653,832	$662,417
12/31/17	$670,942	$675,672	$692,790
3/31/18	$693,431	$675,103	$708,720
6/30/18	$748,250	$727,448	$759,979
9/30/18	$814,782	$753,464	$801,954
12/31/18	$661,219	$601,253	$628,305
3/31/19	$774,441	$688,940	$736,027
6/30/19	$862,000	$703,374	$756,254
9/30/19	$832,813	$686,487	$724,694
12/31/19	$902,843	$754,722	$807,268
3/31/20	$719,517	$523,666	$599,276
6/30/20	$940,632	$656,775	$782,560
9/30/20	$1,000,379	$689,166	$838,575
12/31/20	$1,216,809	$905,371	$1,086,844
3/31/21	$1,218,895	$1,020,345	$1,139,831
6/30/21	$1,305,475	$1,064,144	$1,184,483
9/30/21	$1,318,514	$1,017,743	$1,117,529
12/31/21	$1,395,800	$1,039,538	$1,117,654
3/31/22	$1,174,202	$961,304	$976,523
6/30/22	$975,565	$796,006	$788,500
9/30/22	$934,449	$778,596	$790,407
12/31/22	$973,429	$827,093	$823,068
3/31/23	$1,057,797	$849,737	$873,051
6/30/23	$1,114,398	$893,968	$934,623
9/30/23	$1,079,156	$848,125	$866,221
12/31/23	$1,191,290	$967,111	$976,640
3/31/24	$1,290,608	$1,017,208	$1,050,687
6/30/24	$1,197,697	$983,867	$1,020,016

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Shares Footnote Reference1	7.48%	6.80%	9.13%
Russell 2000® Index	10.06%	6.94%	7.00%
Russell 2000 Growth Index	9.14%	6.17%	7.39%

Performance Inception Date			Nov. 20, 2017
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]				Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]				The Fund retained the Russell 2000 Growth Index as a secondary benchmark
AssetsNet				$ 196,745,691
Holdings Count | Holding				45
Advisory Fees Paid, Amount				$ 821,492
InvestmentCompanyPortfolioTurnover				30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$196,745,691
# of Portfolio Holdings	45
Portfolio Turnover Rate	30%
Investment Advisory Fees (Net of fees waived)	$821,492

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	28.2%
Information Technology	24.8%
Health Care	16.8%
Financials	13.4%
Consumer Discretionary	8.6%
Materials	4.4%
Consumer Staples	3.8%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)*

HEICO Corp., Class A	4.81%
Guidewire Software, Inc.	4.16%
Murphy USA, Inc.	4.04%
Core & Main, Inc., Class A	3.92%
Hamilton Lane, Inc., Class A	3.85%
Bio-Techne Corp.	3.64%
Appfolio, Inc.	3.41%
Novanta, Inc.	3.15%
Manhattan Associates, Inc.	3.06%
Kinsale Capital Group, Inc.	2.93%

* excluding cash equivalents